Credit related Commitments and Contingent Liabilities - Credit Related Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingent Liabilities [Line Items]
Irrevocable lending commitments	€ 158,758	€ 167,788
Revocable lending commitments	45,581	43,652
Contingent liabilities	46,896	49,232
Total	€ 251,235	€ 260,672